Consolidated Statements of Comprehensive Income/ (Loss) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Other comprehensive income, fair value remeasurement for available-for-sale investments, tax	¥ 196,617	$ 28,242	¥ 132,272	¥ 0
Other comprehensive loss, reclassification adjustment for disposal of available-for-sale debt investments, tax	142,574	20,479	0	0
Other comprehensive income, foreign currency translation adjustment, tax | ¥	0		0	0
Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):
Net advertising revenues	50,700	7,283	41,482	67,393
Paid services revenues	72,454	10,407	87,131	139,149
Cost of revenues	(26,728)	(3,839)	(30,167)	(57,057)
Sales and marketing expenses	(4,157)	(597)	(4,341)	(748)
General and administrative expenses	¥ (7,045)	$ (1,012)	¥ (7,918)	¥ (6,245)
Class A ordinary shares
Number of ordinary shares that each ADS represents | shares	8	8	8	8